Long-Term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended				3 Months Ended	12 Months Ended							3 Months Ended	1 Months Ended				1 Months Ended	2 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended	2 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended											1 Months Ended		1 Months Ended		2 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended
	Feb. 28, 2013	Feb. 29, 2012 USD ($)	Jan. 31, 2011 USD ($)	Aug. 31, 2006	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Dec. 31, 2009	Dec. 31, 2010 Eurodollar Loans USD ($)	Feb. 28, 2013 Class E Term Loans	Mar. 31, 2011 Revolving credit commitments USD ($)	Dec. 31, 2012 Revolving credit commitments USD ($)	Dec. 31, 2011 Revolving credit commitments USD ($)	Mar. 31, 2011 New revolving credit commitments USD ($)	Nov. 30, 2010 7.75% Senior Notes Due 2018 USD ($)	Feb. 29, 2012 Subsequent Event USD ($)	Feb. 28, 2013 Subsequent Event Class E Term Loans USD ($)	Dec. 31, 2012 Subsequent Event Class E Term Loans	Feb. 28, 2013 Subsequent Event Class E Term Loans EUR (€)	Feb. 28, 2013 Subsequent Event Class E Term Loans Class A Term Loans	Feb. 28, 2013 Subsequent Event Class E Term Loans Class B Term Loans	Feb. 28, 2013 Subsequent Event Class E Term Loans Class C Term Loans	Dec. 31, 2012 Subsequent Event Class E Term Loans Eurodollar Loans	Jan. 12, 2012 Luxco owned	Dec. 31, 2012 Luxco owned	Dec. 31, 2011 Luxco owned	Feb. 28, 2013 Luxco owned Subsequent Event	Dec. 31, 2012 Nielsen's common stock USD ($)	Mar. 31, 2012 Nielsen's common stock USD ($)	Mar. 26, 2012 Nielsen's common stock	Jan. 31, 2012 Nielsen's common stock USD ($)	Aug. 31, 2006 11.125% Senior Discount Notes Due 2016 EUR (€)	Mar. 31, 2011 11.125% Senior Discount Notes Due 2016 USD ($)	Dec. 31, 2012 Base Rate Loans Subsequent Event Class E Term Loans	Dec. 31, 2012 Debenture loans	Apr. 30, 2012 Private placement debenture loan due 2011 EUR (€)	Feb. 29, 2012 Private placement debenture loan due 2011 EUR (€)	Dec. 31, 2011 Private placement debenture loan due 2011 JPY (¥)	May 31, 2011 Private placement debenture loan due 2012 EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2009 Other loans USD ($)	Dec. 31, 2012 Other loans Euro denominated variable rate senior secured term loans due 2013	Dec. 31, 2012 Other loans Euro denominated variable rate senior secured term loans due 2016	Dec. 31, 2012 Minimum	Jan. 31, 2011 Minimum	Feb. 29, 2012 Minimum Subsequent Event	Dec. 31, 2012 Minimum Libor Rate Floating Rate	Dec. 31, 2012 Minimum Base Rate Floating Rate	Dec. 31, 2012 Maximum	Jan. 31, 2011 Maximum	Feb. 29, 2012 Maximum Subsequent Event	Dec. 31, 2012 Maximum Libor Rate Floating Rate	Dec. 31, 2012 Maximum Base Rate Floating Rate	Jan. 31, 2012 6.25% Mandatory convertible subordinated bonds due 2013 USD ($)	Jan. 31, 2011 6.25% Mandatory convertible subordinated bonds due 2013 USD ($)	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 USD ($)	Apr. 30, 2009 11.50% Senior Discount Notes Due 2016 USD ($)	Feb. 28, 2011 Eleven Point Six Two Five Percent Senior Discount Notes Due Two Thousand And Fourteen USD ($)	Feb. 28, 2011 Twelve Point Five Zero Percent Senior Subordinated Discount Notes Due Two Thousand And Sixteen USD ($)	Aug. 31, 2006 Twelve Point Five Zero Percent Senior Subordinated Discount Notes Due Two Thousand And Sixteen USD ($)	Dec. 31, 2012 Senior secured term loan due 2016	Dec. 31, 2012 Senior secured term loan due 2016 L I B O R Loan	Dec. 31, 2012 Senior secured term loan due 2016 Base Rate Loans	Dec. 31, 2012 Senior secured term loan due 2016 Minimum L I B O R Loan	Dec. 31, 2012 Senior secured term loan due 2016 Minimum Base Rate Loans	Dec. 31, 2012 Senior secured term loan due 2016 Maximum L I B O R Loan	Dec. 31, 2012 Senior secured term loan due 2016 Maximum Base Rate Loans	Dec. 31, 2012 Senior secured term loans due 2013 Minimum L I B O R Loan	Dec. 31, 2012 Senior secured term loans due 2013 Minimum Base Rate Loans	Dec. 31, 2012 Senior secured term loans due 2013 Maximum L I B O R Loan	Dec. 31, 2012 Senior secured term loans due 2013 Maximum Base Rate Loans	Oct. 31, 2012 4.50% Senior Notes due 2020 USD ($)	Oct. 31, 2012 Eleven Point Five Zero Percentage Senior Notes Due In Two Thousand And Sixteen	Oct. 31, 2012 Eleven Point Five Zero Percentage Senior Notes Due In Two Thousand And Sixteen 8.50% Senior Secured Term Loan due 2017 USD ($)	Aug. 31, 2006 Ten Percent Senior Notes Due Two Thousand And Fourteen USD ($)	Dec. 31, 2010 Ten Percent Senior Notes Due Two Thousand And Fourteen USD ($)	Apr. 16, 2008 Ten Percent Senior Notes Due Two Thousand And Fourteen USD ($)	Aug. 31, 2006 Ten Percent Senior Notes Due Two Thousand And Fourteen Eurodollar Loans EUR (€)	Dec. 31, 2010 Ten Percent Senior Notes Due Two Thousand And Fourteen Eurodollar Loans EUR (€)	Jan. 31, 2009 11.625% Senior Discount Notes Due 2014 USD ($)
Common stock, shares issued in initial public offering			82,142,858				82,142,858
Common stock, par value									€ 0.07	€ 0.07	€ 0.07
Issue price per share			$ 23.00
Proceeds from initial offering			$ 1,801,000,000
Underwriter discounts			88,000,000
Issuance of Mandatory Convertible Subordinated Bonds																																																												288,000,000	288,000,000
Debt instrument interest rate stated percentage																																					11.125%				6.75%	2.50%		6.75%																6.25%	6.25%	11.50%		11.625%	12.50%														11.50%
Proceeds from issuance of bonds																																																												277,000,000	277,000,000
Underwriter discounts on issue of bonds																																																												11,000,000	11,000,000
Convertible Subordinated Bonds, Maturity date														May 01, 2016								May 01, 2016																																						Feb. 01, 2013	Feb. 01, 2013
Bonds converted to common stock						10,416,700																																												10,416,700					12,499,925
Conversion rate			$ 50.00
Number of shares issued per bond conversion																																																		1.8116	1.8116				2.1739	2.1739
Initial price per share						$ 23.00
Threshold appreciation price per share			$ 27.60			$ 27.60
Common stock conversion per share price						$ 27.60
Advisory Agreements net proceeds						2,078,000,000
Payment to redeem outstanding senior notes																																					495,000,000																									201,000,000		129,000,000	1,133,000,000
Face value of senior notes redeemed																																																														164,000,000		107,000,000	999,000,000
Senior notes outstanding																																																														467,000,000		307,000,000	999,000,000
Debt instrument face value																																																														500,000,000		330,000,000	1,070,000,000																					330,000,000
Percentage for aggregate principal amount																																					104.87%																												105.89%
Debt extinguishment charge					231,000,000	231,000,000
Common stock, shares outstanding						362,519,883	359,647,605	276,059,333				276,156,839																195,463,201	236,266,399	270,746,445	195,463,201
Percentage of owned shares																												52.00%	65.00%	75.00%	52.00%
Number of shares offered through public offering						362,733,010	360,107,359																										34,500,000	34,500,000	40,814,883
common stock par value																																$ 30.25	$ 30.25		$ 32.55
Original principal amount repaid	1.00%																			3.33%		1.00%																																													0.25%
Federal funds rate plus						0.50%
Company's secured leverage ratio in case of base rate loans																																																																										2.00%	1.00%	2.25%	1.25%
Applicable margin for senior secured term loans, base rate loans	3.00%																					3.00%																																														3.75%	2.75%
Total leverage ratio for base rate loans																																																																						3.25%	2.25%	3.75%	2.75%
Senior Secured Credit Agreement amortizing term, amended																				5 years
Senior Secured Credit Agreement amended, principal amount																				1,222,000,000	2,532,000,000		289,000,000
Margin under term loan facility																											2.75%											1.75%														0.75%					1.50%
Margin on LIBOR loans	1.75%																																																			1.75%					2.50%
Debt instrument, maturity date																				2017-02-28
Principal amount of notes issued		750,000,000																	1,080,000,000																																												500,000,000															800,000,000
Original principal amount paid in first year																				5.00%
Original principal amount paid in second year																				5.00%
Original principal amount paid in third year																				10.00%
Original principal amount paid in fourth year																				10.00%
Original principal amount paid in fifth year																				70.00%
Net restricted assets, subsidiary entities						5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage						65.00%
Debt instrument, maximum borrowing capacity															688,000,000			635,000,000
Debt instrument, maturity date															Aug. 31, 2012			Apr. 30, 2016						Aug. 09, 2013	May 01, 2016	May 01, 2016
Debt instrument, interest rate																																																					2.25%	1.25%				3.50%	2.50%
Credit commitment fee percentage																																																		0.375%					0.75%
Borrowings, outstanding																0	0
Letters of credit, outstanding																13,000,000	19,000,000
Debt instrument, remaining borrowing capacity																622,000,000
Redemption of Senior notes and Senior subordinated discount notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																																							101.00%
Interest rate																			7.75%																	11.125%																											11.50%			12.50%												4.50%			10.00%			9.00%		11.625%
Maturity price of Senior Notes																																																																														800,000,000
Cash proceeds from issue of notes, net of fees and expenses																			1,065,000,000																																												452,000,000															788,000,000								290,000,000
Incurring cost																																																																																115,000,000
Issue price of notes																			1,085,000,000																																												461,000,000																							297,000,000
Senior Notes Maturity Date				2014															2018																	2016								2012																						2016																				2014
Issue of notes																																				343,000,000																														1,070,000,000															650,000,000			150,000,000
Additional Notes issued																																																																																			220,000,000
Redemption of Senior notes																																																																																		870,000,000			150,000,000
Loss on redemption													90,000,000
Redemption of notes at a percentage of aggregate principal amount																																																																																		105.00%			104.50%
Repayment of debt																																								50,000,000	30,000,000	4,000,000,000	50,000,000
Acquisition price per share						$ 48
Unsecured note or loan amount commitment						1,300,000,000
Foreign currency translation adjustment, net of tax																																													43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																																														17,000,000
Maturity Date Of Term Loan																																																2013	2016
Deferred financing costs						60,000,000	73,000,000
Issue of Notes to Related Parties						412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors						20,000,000	26,000,000	29,000,000
Effective interest rates on capital Leases and other financing activities																																																		8.00%					10.00%
Interest expense related to capital leases and other financing transactions						9,000,000	10,000,000	11,000,000
Proceeds to be received under non-cancelable subleases						5,000,000
Debt Instrument maturity date for term loans														May 01, 2016								May 01, 2016																																						Feb. 01, 2013	Feb. 01, 2013
Original principal amount repaid in quarterly installments	1.00%																			3.33%		1.00%																																													0.25%
Margin under term loan facility																											2.75%											1.75%														0.75%					1.50%
Applicable margin	3.00%																					3.00%																																														3.75%	2.75%
Write off of previously capitalized deferred financing fees																					$ 12,000,000